Significant Accounting Policies - 10K - Error Corrections (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended				5 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Oct. 15, 2023	Jul. 23, 2023	Oct. 09, 2022	Jul. 17, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Common stock, par value (in dollars per share)		$ 0.01				$ 0.01		$ 0.01	$ 0.01		$ 0.01
Property and equipment, net		$ 69,734				$ 69,734		$ 62,842	$ 50,380
Operating lease right-of-use assets		49,185				49,185		55,604	53,276
Total assets		141,303				141,303		130,927	114,472
Accrued occupancy costs		5,556				5,556		14,940	15,244
Other accrued liabilities		10,227				10,227		8,613	7,519
Current portion of operating lease liabilities		10,824				10,824		10,727	8,898
Total current liabilities		61,035				61,035		61,978	67,127
Operating lease liabilities		89,888				89,888		91,398	85,552
Total liabilities		194,619				194,619		192,457	171,810
Common stock		62				62		62	62
Additional paid-in capital		482				482		3,733	1,650
Accumulated deficit		(129,122)				(129,122)		(118,793)	(111,268)
Total stockholders' deficit		(128,578)	$ (119,460)	$ (107,785)	$ (104,463)	(128,578)	$ (107,785)	(114,998)	(109,556)	$ (99,975)	$ (70,422)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit		141,303				141,303		130,927	114,472
Store labor and benefits		9,337		9,052		18,634	18,066	40,415	24,145	10,776
Store occupancy costs, excluding depreciation		4,583		4,217		5,590	8,246	18,375	12,592	14,920
Other store operating expenses, excluding depreciation		5,134		3,864		9,556	8,178	18,655	14,531	7,037
General and administrative expenses		3,774		3,312		7,302	7,311	13,205	12,316	6,320
Depreciation expense						3,341	3,714	8,086	8,818	8,805
Operating loss		(7,206)		(3,019)		(8,078)	(6,202)	(13,729)	(11,331)	(29,538)
Loss Before Income Taxes		(7,355)		(3,294)		(10,329)	1,789	(7,333)	(9,879)	(29,985)
Net (loss) income		$ (7,283)	(3,046)	$ (3,390)	5,035	$ (10,329)	$ 1,645	$ (7,525)	$ (9,917)	$ (29,998)
Earnings (loss) per share, basic (in dollars per share)		$ (1.17)		$ (0.55)		$ (1.87)	$ 0.27	$ (1.21)	$ (1.62)	$ (4.93)
Earnings (loss) per share, diluted (in dollars per share)		$ (1.17)		$ (0.55)		$ (1.87)	$ 0.10	$ (1.21)	$ (1.62)	$ (4.93)
Stock based compensation		$ 220	141	$ 59	52			$ 295	$ 280	$ 365
Non-cash operating lease expense						$ 2,646	$ 2,560	5,252	4,155	5,269
Accrued occupancy costs						(4,210)	(2,038)	(3,595)	(5,363)	16,100
Other accrued liabilities						289	(408)	(662)	276	1,917
Increase in lease liability	$ 2,678					(4,697)	(4,101)	(7,632)	(8,451)	(8,041)
Non-cash capital expenditures included in accounts payable						2,798	3,288	9,924	1,054	16
Net cash used in operating activities						(15,924)	(997)	(12,040)	(5,586)	(8,185)
Common
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' deficit		62	62	62	62	62	62	62	62	61	61
Additional Paid-In Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' deficit		482	2,317	1,777	1,708	482	1,777	3,733	1,650	1,315	870
Stock based compensation		220	141	59	52			295	280	365
Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' deficit		(129,122)	(121,839)	(109,623)	(106,233)	(129,122)	(109,623)	(118,793)	(111,268)	(101,351)	(71,353)
Net (loss) income		(7,283)	$ (3,046)	$ (3,390)	$ 5,035			(7,525)	(9,917)	(29,998)
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property and equipment, net									50,627
Operating lease right-of-use assets									52,958
Total assets									114,401
Accrued occupancy costs									15,723
Other accrued liabilities									7,358
Current portion of operating lease liabilities									9,177
Total current liabilities									68,140
Operating lease liabilities									82,413
Total liabilities									169,684
Common stock									57
Additional paid-in capital									1,350
Accumulated deficit									(108,908)
Total stockholders' deficit									(107,501)	(97,546)	(68,389)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit									114,401
Store labor and benefits									23,984
Store occupancy costs, excluding depreciation									12,958	14,524
Other store operating expenses, excluding depreciation									15,162	7,317
General and administrative expenses									11,639	5,978
Depreciation expense									8,846
Operating loss									(11,518)	(29,080)
Loss Before Income Taxes									(10,066)	(29,527)
Net (loss) income									$ (10,104)	$ (29,540)
Earnings (loss) per share, basic (in dollars per share)									$ (1.65)	$ (4.86)
Earnings (loss) per share, diluted (in dollars per share)									$ (1.65)	$ (4.86)
Stock based compensation									$ 93	$ 303
Non-cash operating lease expense									4,114
Stock based compensation									93
Accrued occupancy costs									(4,703)
Other accrued liabilities									115
Increase in lease liability									(8,705)
Non-cash capital expenditures included in accounts payable									1,328
Net cash used in operating activities									(5,586)
As Reported | Common
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' deficit											56
As Reported | Additional Paid-In Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' deficit									1,350	1,202	819
As Reported | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' deficit									(108,908)	(98,804)	(69,264)
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property and equipment, net									(247)
Operating lease right-of-use assets									318
Total assets									71
Accrued occupancy costs									(479)
Other accrued liabilities									161
Current portion of operating lease liabilities									(279)
Total current liabilities									(1,013)
Operating lease liabilities									3,139
Total liabilities									2,126
Common stock									5
Additional paid-in capital									300
Accumulated deficit									(2,360)
Total stockholders' deficit									(2,055)	(2,429)	(2,033)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit									71
Store labor and benefits									161
Store occupancy costs, excluding depreciation									(366)	396
Other store operating expenses, excluding depreciation									(631)	(280)
General and administrative expenses									677	342
Depreciation expense									(28)
Operating loss									187	(458)
Loss Before Income Taxes									187	(458)
Net (loss) income									$ 187	$ (458)
Earnings (loss) per share, basic (in dollars per share)									$ 0.03	$ (0.08)
Earnings (loss) per share, diluted (in dollars per share)									$ 0.03	$ (0.08)
Stock based compensation									$ 187	$ 62
Non-cash operating lease expense									41
Stock based compensation									187
Accrued occupancy costs									(660)
Other accrued liabilities									161
Increase in lease liability									254
Non-cash capital expenditures included in accounts payable									(274)
Net cash used in operating activities									0
Adjustment | Common
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' deficit											5
Adjustment | Additional Paid-In Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' deficit									300	113	51
Adjustment | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' deficit									(2,361)	(2,547)	(2,089)
As Corrected
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Property and equipment, net									50,380
Operating lease right-of-use assets									53,276
Total assets									114,472
Accrued occupancy costs									15,244
Other accrued liabilities									7,519
Current portion of operating lease liabilities									8,898
Total current liabilities									67,127
Operating lease liabilities									85,552
Total liabilities									171,810
Common stock									62
Additional paid-in capital									1,650
Accumulated deficit									(111,268)
Total stockholders' deficit									(109,556)	(99,975)	(70,422)
Total liabilities, redeemable convertible preferred stock, and stockholders' deficit									114,472
Store labor and benefits									24,145
Store occupancy costs, excluding depreciation									12,592	14,920
Other store operating expenses, excluding depreciation									14,531	7,037
General and administrative expenses									12,316	6,320
Depreciation expense									8,818
Operating loss									(11,331)	(29,538)
Loss Before Income Taxes									(9,879)	(29,985)
Net (loss) income									$ (9,917)	$ (29,998)
Earnings (loss) per share, basic (in dollars per share)									$ (1.62)	$ (4.93)
Earnings (loss) per share, diluted (in dollars per share)									$ (1.62)	$ (4.93)
Stock based compensation									$ 280	$ 365
Non-cash operating lease expense									4,155
Stock based compensation									280
Accrued occupancy costs									(5,363)
Other accrued liabilities									276
Increase in lease liability									(8,451)
Non-cash capital expenditures included in accounts payable									1,054
Net cash used in operating activities									(5,586)
As Corrected | Common
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' deficit											61
As Corrected | Additional Paid-In Capital
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' deficit									1,650	1,315	870
As Corrected | Accumulated Deficit
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Total stockholders' deficit									(111,269)	(101,351)	$ (71,353)
Nonrelated Party
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable		$ 24,027				24,027		19,305	16,932
Accounts payable						$ 3,258	$ 3,578	$ (7,551)	1,820	$ 1,004
Nonrelated Party | As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable									17,348
Accounts payable									1,961
Nonrelated Party | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable									(416)
Accounts payable									(141)
Nonrelated Party | As Corrected
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable									16,932
Accounts payable									$ 1,820